Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Cik 0001821171_qell Acquisition Corp Member
Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – Money market mutual fund	$379,656,050	$—	$—	$379,656,050
Liabilities:
Derivative warrant liabilities – Public warrants	20,240,000	—	—	20,240,000
Derivative warrant liabilities – Private warrants	—	11,296,000	—	11,296,000
Total fair value	$399,896,050	$11,296,000	$—	$411,192,050

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – U.S. Treasury Securities	$379,579,492	$—	$—	$379,579,492
Liabilities:
Derivative warrant liabilities – Public warrants	39,468,000	—	—	39,468,000
Derivative warrant liabilities – Private warrants	—	—	22,027,200	22,027,200
Total fair value	$419,047,492	$—	$22,027,200	$441,074,692